LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2017
LONG-TERM DEBT
Schedule of long-term borrowings, including current portion
	As of December 31,
	2016	2017
Long-term borrowings collateralized by vehicles	292,605,866	213,703,954
Long-term bank borrowings collateralized by receivables	189,427,307	40,995,042
Entrusted long-term borrowing from a related party	100,000,000	100,000,000
Long-term borrowings from banks or financing companies	125,000,000	476,503,365
Syndicated loan	1,010,689,797	-
2018 Senior Notes	1,356,213,357	1,292,029,030
2022 Senior Notes	-	2,562,424,523
Subtotal	3,073,936,327	4,685,655,914
Less: Current portion of long-term debt	(306,113,338)	(1,728,599,440)
Total long-term debt	2,767,822,989	2,957,056,474

Schedule of future principle maturities of long-term debt
Years Ended December 31,	Amount (RMB)
2018	1,743,425,515
2019	238,098,275
2020	156,518,571
2022	2,613,680,000
Total	4,751,722,361